UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-02365

Prospect Street® Income Shares Inc.
(Exact name of registrant as specified in charter)

Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)

James D. Dondero
Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)

Registrant's telephone number, including area code:  (877) 665-1287

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (unaudited)
As of September 30, 2007

		Ratings

Principal Amount ($)	Description	Moody’s	Standard & Poor’s	Value ($)

Senior Loans - 6.55% (a) (b)

	Aerospace and Defense - 0.78%
500,000	US Airways Group, Inc., Term Loan, 7.86%, 03/23/2014	B2	B+	477,320

	Cargo Transport - 1.09%
986,290	SIRVA Worldwide, Inc., Tranche B Term Loan, 12.60%, 12/01/2010	B2	NR	671,910

	Diversified Media - 1.48%
1,000,000	Tribune Co., Initial Tranche B Advance, 8.36%, 05/19/2014	Ba2	BB	914,250

	Information Technology - 0.23%
150,000	Freescale Semiconductor, Inc., Term Loan, 11/29/2013 (c)	Baa3	BB+	143,907

	Retail - 0.78%
500,000	Burlington Coat Factory Warehouse Corp., Term Loan, 05/28/2013 (c)	B2	B-	480,875

	Telecommunications - 2.19%
1,409,396	Univision Communications, Inc., Initial Term Loan, 7.61%, 09/29/2014	Ba3	B+	1,345,388

	Total Senior Loans (cost $4,298,652)			4,033,650

Corporate Notes & Bonds - 133.02% (a)

	Aerospace and Defense - 0.46%
3,000,000	Delta Air Lines, Inc., 8.30%, 12/15/2029 (d)	NR	NR	180,000
1,000,000	Northwest Airlines, Inc., 8.88%, 12/30/2027 (d)	NR	NR	102,500

				282,500

	Automobile - 4.86%
3,000,000	American Tire Distributors Holdings, Inc., 11.60%, 04/01/2012 (e)	Caa1	CCC+	2,992,500

	Broadcasting and Entertainment - 6.24%
2,000,000	Liberty Media Corp., 7.88%, 07/15/2009	Ba2	BB+	2,068,370
1,500,000	Time Warner Entertainment Co., LP, 10.15%, 05/01/2012	Baa1	BBB+	1,774,656

				3,843,026

	Buildings and Real Estate - 6.95%
2,750,000	Black & Decker, 5.75%, 11/15/2016	Baa2	BBB	2,691,681
500,000	Realogy Corp., 10.50%, 04/15/2014 (f)	Caa1	B-	427,500
1,000,000	SUSA Partnership, LP, 7.45%, 07/01/2018	Aa1	AAA	1,159,347

				4,278,528

	Cable and Other Pay Television Services - 2.71%
500,000	CCH I LLC, 11.00%, 10/01/2015	Caa2	CCC	508,750
1,000,000	Comcast Cable Holdings, 9.80%, 02/01/2012	NR	BBB+	1,158,490

				1,667,240

	Cargo Transport - 0.30%
250,000	Motor Coach Industries International, Inc., 11.25%, 05/01/2009	Ca	CC	188,125

	Chemicals, Plastics and Rubber - 10.55%
2,000,000	Albemarle Corp., 5.10%, 02/01/2015	Baa3	BBB	1,894,632

See accompanying notes.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (unaudited) (continued)
As of September 30, 2007

		Ratings

Principal Amount ($)	Description	Moody’s	Standard & Poor’s	Value ($)

Corporate Notes & Bonds (continued)

	Chemicals, Plastics and Rubber (continued)
2,500,000	Clorox Co., 4.20%, 01/15/2010	A3	BBB+	2,452,810
2,000,000	Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/2011	Baa1	BBB+	2,153,102

				6,500,544

	Containers, Packaging and Glass - 7.99%
4,750,000	Solo Cup Co., 8.50%, 02/15/2014	Caa2	CCC-	4,227,500
1,000,000	Tekni-Plex, Inc., Series B, 12.75%, 06/15/2010	Caa3	C	695,000

				4,922,500

	Electronics - 6.88%
2,500,000	Charys Holding Co., Inc., 8.75%, 02/16/2012 (f)	NR	NR	2,525,000
2,000,000	MagnaChip Semiconductor, 8.94%, 12/15/2011 (e)	B2	B	1,710,000

				4,235,000

	Environmental Services - 3.40%
2,000,000	Republic Services, Inc., 6.75%, 08/15/2011	Baa2	NR	2,093,882

	Finance - 17.98%
3,500,000	Allied Capital Corp., 6.00%, 04/01/2012	Baa2	BBB+	3,486,217
2,000,000	BankAmerica Institutional, Series A, 8.07%, 12/31/2026 (f)	Aa3	A-	2,080,700
1,500,000	Penhall International, Corp., 12.00%, 08/01/2014 (f)	B3	CCC+	1,522,500
3,750,000	Unilever Capital Corp., 7.13%, 11/01/2010	A1	A+	3,986,269

				11,075,686

	Food, Beverage and Tobacco - 9.40%
3,750,000	Kellogg Co., Series B, 6.60%, 04/01/2011	A3	BBB+	3,917,325
500,000	Land O’ Lakes Capital Trust I, 7.45%, 03/15/2028 (f)	B1	B-	452,500
	Pinnacle Foods Finance LLC
500,000	9.25%, 04/01/2015 (f)	Caa2	CCC	478,750
1,000,000	10.63%, 04/01/2017 (f)	Caa2	CCC	942,500

				5,791,075

	Healthcare, Education and Childcare - 7.71%
2,500,000	Argatroban Royalty Sub LLC, 18.50%, 09/21/2014 (g)	NR	NR	2,500,000
1,495,000	Eszopiclone Royalty Sub LLC, 12.00%, 06/30/2014 (g)	NR	NR	1,554,800
500,000	Select Medical Corp., 7.63%, 02/01/2015	B3	CCC+	450,000
250,000	Teva Pharmaceutical Finance LLC, 5.55%, 02/01/2016	Baa2	BBB	243,261

				4,748,061

	Home and Office Furnishings, Housewares, and Durable Consumer - 2.06%
250,000	Masonite Corp., 11.00%, 04/06/2015	NR	NR	212,500
	Spectrum Brands, Inc.
530,000	11.25%, 10/02/2013 PIK (e)	Caa3	CCC-	474,350
750,000	7.38%, 02/01/2015	Caa3	CCC-	581,250

				1,268,100

	Hotels, Motels, Inns and Gaming - 3.95%
3,000,000	Harrahs Operating Co., Inc., 5.38%, 12/15/2013	Baa3	BB	2,433,045

See accompanying notes.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (unaudited) (continued)
As of September 30, 2007

		Ratings

Principal Amount ($)	Description	Moody’s	Standard & Poor’s	Value ($)

Corporate Notes & Bonds (continued)

	Leisure, Amusement, Motion Pictures, Entertainment - 11.74%
2,000,000	Blockbuster, Inc., 9.00%, 09/01/2012	Caa2	CCC	1,810,000
2,250,000	Six Flags, Inc., 4.50%, 05/15/2015	NR	CCC	1,912,500
4,500,000	Tropicana Entertainment LLC Finance Corp., 9.63%, 12/15/2014 (f)	Caa1	CCC+	3,510,000

				7,232,500

	Oil and Gas - 4.30%
2,000,000	Dominion Resources, Inc., 5.00%, 03/15/2013	Baa2	BBB	1,934,772
750,000	Energy XXI Gulf Coast, Inc., 10.00%, 06/15/2013 (f)	Caa2	CCC	712,500

				2,647,272

	Printing and Publishing - 3.28%
2,000,000	Network Communications, Inc., 10.75%, 12/01/2013	B2	B-	2,017,500

	Retail Stores - 3.11%
2,000,000	Macy’s Retail Holdings, Inc., 5.90%, 12/01/2016	Baa2	BBB	1,917,260

	Telecommunications - 5.64%
500,000	Digicel Group, Ltd., 8.88%, 01/15/2015 (f)	Caa2	NR	471,250
1,000,000	Grande Communications Holdings, Inc., 14.00%, 04/01/2011	Caa1	B-	1,050,000
2,000,000	ICO North America, 7.50%, 08/15/2009 (g)	NR	NR	1,950,000

				3,471,250

	Utilities - 13.51%
4,000,000	Consolidated Edison Co. of New York, 4.70%, 06/15/2009	A1	A	3,984,576
2,000,000	Kiowa Power Partners LLC, 5.74%, 03/30/2021 (f)	Baa3	BBB-	1,989,776
500,000	Southern Power Co., Series D, 4.88%, 07/15/2015	Baa1	BBB+	468,218
1,867,657	Tenaska Virginia Partners LP, 6.12%, 03/30/2024 (f)	NR	NR	1,876,633

				8,319,203

	Total Corporate Notes & Bonds (cost $84,263,598)			81,924,797

Asset-Backed Security - 5.72%
4,000,000	ACA CLO, Ltd., Series 2006-2A, Class B, 6.08%, 01/20/2021 (e) (g)	A2	A	3,526,252

	Total Asset-Backed Security (cost $3,595,991)			3,526,252

Claims - 0.28%
	Aerospace and Defense - 0.28%
	Northwest Airlines, Inc.
400,000	ALPA Trade Claim, 08/21/2013	NR	NR	34,000
421,500	IAM Trade Claim, 08/21/2013	NR	NR	35,828
468,300	Retiree Claim, 08/21/2013	NR	NR	39,805
710,200	Flight Attendant Claim, 08/21/2013	NR	NR	60,367

	Total Claims (cost $431,681)			170,000

See accompanying notes.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (unaudited) (continued)
As of September 30, 2007

Shares	Description	Value ($)

Common Stocks - 4.01% (a) (h)
68,864	Delta Air Lines, Inc.	1,236,111
69,253	Northwest Airlines Corp.	1,232,704

	Total Common Stocks (cost $3,374,743)	2,468,815

Preferred Stocks - 0.00% (a) (h)
10,000	Adelphia Communications Corp., Series B	0
1,000,000	Adelphia Recovery Trust	0

	Total Preferred Stocks (cost $935,000)	0

Units

Warrants - 0.00% (a) (i)
1,000	Grande Communications 04/01/2011	10
17,481	Pathmark Stores, Inc. 09/19/2010	612
1,000	XM Satellite Radio, Inc., 03/15/2010	0

	Total Warrants (cost $140,010)	622

	Total Investments - 149.58% (cost $97,039,674) (i)	92,124,136

	Other Assets & Liabilities, Net - (0.87)%	(537,183)

	Preferred Stock - (48.71)%	(30,000,000)

	Net Assets Applicable to Common Stock - 100.00%	$61,586,953

(a)	Percentages are based on net assets applicable to common stock.

(b)

Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by (g), all senior loans carry a variable rate interest). These base lending rates are generally (i) the prime rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at September 30, 2007. Senior loans, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(c)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(d)	The issuer is in default of certain debt covenants. Income is not being accrued.

(e)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2007.

(f)

Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2007, the market value of these securities aggregated $17,721,456 or 28.77% of net assets applicable to common stock.

(g)	Represents fair value as determined in good faith under the direction of the Board of Directors.

(h)	Non-income producing security.

(i)	The cost of a tax basis is identical to book. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$1,307,868
Gross unrealized depreciation	(6,223,406)

Net unrealized appreciation	$(4,915,538)

PIK	Payment in Kind

“NR”	Not Rated

See accompanying notes.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (unaudited) (continued)
As of September 30, 2007

Securities Valuation: Investments in debt securities are valued at the mean of the bid and ask prices on the last business day of the accounting period. Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the accounting period; equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the closing bid price on that date. Warrants are valued at the last reported sales price on the last business day of the accounting period. Obligations with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (which includes all restricted securities) are valued at fair value as determined by, or under the direction of, the Fund’s Board of Directors; such values require the use of estimates.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

See accompanying notes.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prospect Street® Income Shares Inc.

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Date	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Date	November 26, 2007

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer
(principal financial officer)

Date	November 26, 2007

* Print the name and title of each signing officer under his or her signature.